1. ORGANIZATION, LIQUIDITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, LIQUIDITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Aethlon Medical, Inc. and subsidiary (“Aethlon”, the “Company”, “we” or “us”) is a medical device company focused on creating innovative devices that address unmet medical needs in in global health and biodefense.

We create medical technologies to address unmet needs in global health and biodefense. The Aethlon Hemopurifier® is a clinical-stage therapeutic device that eliminates life-threatening viruses from the circulatory system of infected individuals. We believe the Aethlon Hemopurifier® can achieve the broad-spectrum countermeasure goal set forth by the U.S. Department of Health and Human Services (HHS). The device has been validated to capture Ebola, Zika, Lassa, MERS-CoV, HIV, Hepatitis C, Cytomegalovirus, Epstein-Barr, Herpes Simplex, Chikungunya, Dengue, West Nile, Smallpox related viruses, H1N1 Swine Flu, H5N1 Bird Flu, and the reconstructed Spanish flu virus of 1918. At present, the Hemopurifier is being advanced under an FDA approved clinical study. Aethlon is also the majority owner of Exosome Sciences, Inc., a company focused on the discovery of exosomal biomarkers to diagnose and monitor life-threatening diseases.

On June 25, 2013, the United States Food and Drug Administration (FDA) approved an Investigational Device Exemption (IDE) that allows us to initiate human feasibility studies of the Aethlon Hemopurifier® in the U.S. We ended the treatment phase of that study after treating eight end-stage renal disease patients who were infected with the Hepatitis C virus (HCV) to demonstrate the safety of Hemopurifier therapy. Successful completion of this study, including submission to and acceptance by the FDA of the final study documents and related patient treatment data, will allow us the opportunity to initiate pivotal studies that are required for market clearance to treat HCV and other disease conditions in the U.S.

Successful outcomes of human trials will also be required by the regulatory agencies of certain foreign countries where we intend to sell this device. Some of our patents may expire before FDA approval or approval in a foreign country, if any, is obtained. However, we believe that certain patent applications and/or other patents issued more recently will help protect the proprietary nature of the Hemopurifier(R) treatment technology.

In October 2013, our subsidiary, Exosome Sciences, Inc. (“ESI”), commenced operations with a focus on advancing exosome-based strategies to diagnose and monitor the progression of cancer, infectious disease and other life-threatening conditions.

Our common stock is quoted on the Nasdaq Capital Market under the symbol “AEMD.”

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

During the three months ended June 30, 2017, there have been no changes to our significant accounting policies as described in our Annual Report on Form 10-K for the fiscal year ended March 31, 2017.

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for interim financial information and with the instructions to Form 10-Q and Article 8 of the Securities and Exchange Commission (SEC) Regulation S-X. Accordingly, they should be read in conjunction with the audited financial statements and notes thereto for the year ended March 31, 2017, included in the Company's Annual Report on Form 10-K filed with the SEC on June 28, 2017. The accompanying unaudited condensed consolidated financial statements include the accounts of Aethlon Medical, Inc. and its majority-owned subsidiary. All significant inter-company transactions and balances have been eliminated in consolidation. The unaudited condensed consolidated financial statements contain all normal recurring accruals and adjustments that, in the opinion of management, are necessary to present fairly the condensed consolidated financial statements as of and for the three months ended June 30, 2017, and the condensed consolidated statement of cash flows for the three months ended June 30, 2017. Estimates were made relating to useful lives of fixed assets, valuation allowances, the fair value of warrants, impairment of assets, share-based compensation expense and accruals for clinical trial and research and development expenses. Actual results could differ materially from those estimates. Certain amounts previously reported in the financial statements have been reclassified to conform to the current presentation. Such reclassifications did not affect net loss, equity or cash flows. The accompanying condensed consolidated balance sheet at March 31, 2017 has been derived from the audited consolidated balance sheet at March 31, 2017, contained in the above referenced 10-K. The results of operations for the three months ended June 30, 2017 are not necessarily indicative of the results to be expected for the full year or any future interim periods.

On March 31, 2016, we filed a Certificate of Amendment to our Articles of Incorporation to increase our authorized common stock from 10,000,000 to 30,000,000 shares. Our stockholders approved the amendment at our annual meeting of stockholders held on March 29, 2016.

ORGANIZATION

We create medical technologies to address unmet needs in global health and biodefense. The Aethlon Hemopurifier® is a clinical-stage therapeutic device that eliminates life-threatening viruses from the circulatory system of infected individuals. We believe the Aethlon Hemopurifier® can achieve the broad-spectrum countermeasure goal set forth by the U.S. Department of Health and Human Services (HHS). The device has been validated to capture Ebola, Zika, Lassa, MERS-CoV, HIV, Hepatitis C, Cytomegalovirus, Epstein-Barr, Herpes Simplex, Chikungunya, Dengue, West Nile, Smallpox related viruses, H1N1 Swine Flu, H5N1 Bird Flu, and the reconstructed Spanish flu virus of 1918. At present, the Hemopurifier® is being advanced under an FDA approved clinical study. Aethlon is also the majority owner of Exosome Sciences, Inc., a company focused on the discovery of exosomal biomarkers to diagnose and monitor life-threatening diseases.

Aethlon Medical, Inc. and subsidiary (“Aethlon”, the “Company”, “we” or “us”) is a medical device company focused on creating innovative devices that address unmet medical needs in in global health and biodefense. The Aethlon Hemopurifier® is a clinical-stage therapeutic device that eliminates life-threatening viruses from the circulatory system of infected individuals. On June 25, 2013, the United States Food and Drug Administration (FDA) approved an Investigational Device Exemption (IDE) that allows us to initiate human feasibility studies of the Aethlon Hemopurifier® in the U.S. We ended the treatment phase of the study after treating eight end-stage renal disease patients who were infected with the Hepatitis C virus (HCV) to demonstrate the safety of Hemopurifier therapy. Successful completion of this study will allow us the opportunity to initiate pivotal studies that are required for market clearance to treat HCV and other disease conditions in the U.S.

Successful outcomes of human trials will also be required by the regulatory agencies of certain foreign countries where we intend to sell this device. Some of our patents may expire before FDA approval or approval in a foreign country, if any, is obtained. However, we believe that certain patent applications and/or other patents issued more recently will help protect the proprietary nature of the Hemopurifier(R) treatment technology.

In October 2013, our subsidiary, Exosome Sciences, Inc. (“ESI”), commenced operations with a focus on advancing exosome-based strategies to diagnose and monitor the progression of cancer, infectious disease and other life-threatening conditions.

Our common stock is quoted on the Nasdaq Capital Market under the symbol “AEMD.”

REVERSE STOCK SPLIT

On April 14, 2015, the Company completed a 1-for-50 reverse stock split. Accordingly, authorized common stock was reduced from 500,000,000 shares to 10,000,000 shares, and each 50 shares of outstanding common stock held by stockholders were combined into one share of common stock. The accompanying consolidated financial statements and accompanying notes have been retroactively revised to reflect such reverse stock split as if it had occurred on April 1, 2014. All shares and per share amounts have been revised accordingly.

LIQUIDITY AND GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the ordinary course of business. We have incurred continuing losses from operations and at March 31, 2017 had an accumulated deficit of approximately $93,778,000. These factors, among other matters, raise substantial doubt about our ability to continue as a going concern. A significant amount of additional capital will be necessary to advance the development of our products to the point at which they may become commercially viable. We intend to fund operations, working capital and other cash requirements for the fiscal year ending March 31, 2018 through debt and/or equity financing arrangements.

We are currently addressing our liquidity issue by seeking additional investment capital through issuances of common stock under our existing S-3 registration statement and by applying for additional grants issued by government agencies in the United States. We believe that our cash on hand and funds expected to be received from additional debt and equity financing arrangements will be sufficient to meet our liquidity needs for fiscal 2018. However, no assurance can be given that we will receive any funds in addition to the funds we have received to date.

If we raise additional funds through the issuance of equity or convertible debt securities, the percentage ownership of our current shareholders could be reduced, and such securities might have rights, preferences or privileges senior to our common stock. Additional financing may not be available upon acceptable terms, or at all. If adequate funds are not available or are not available on acceptable terms, we may not be able to take advantage of prospective business endeavors or opportunities, which could significantly and materially restrict our operations. We are continuing to pursue external financing alternatives to improve our working capital position. If we are unable to obtain the necessary capital, we may have to cease operations.

The successful outcome of future activities cannot be determined at this time and there is no assurance that, if achieved, we will have sufficient funds to execute our intended business plan or generate positive operating results.

The consolidated financial statements do not include any adjustments related to this uncertainty and as to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.

PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements include the accounts of Aethlon Medical, Inc. and its majority-owned (80% ownership) and controlled subsidiary, Exosome Sciences, Inc. (ESI). All significant intercompany balances and transactions have been eliminated in consolidation. The Company has classified the (20% ownership) noncontrolling interests in ESI as part of consolidated net loss in the fiscal years ended March 31, 2017 and 2016 and includes the accumulated amount of noncontrolling interests as part of equity.

The losses at ESI during the fiscal year ended March 31, 2017 reduced the noncontrolling interests on our consolidated balance sheet by $30,613 from $(50,354) at March 31, 2016 to $(80,967) at March 31, 2017.

RISKS AND UNCERTAINTIES

We operate in an industry that is subject to intense competition, government regulation and rapid technological change. Our operations are subject to significant risk and uncertainties including financial, operational, technological, regulatory, and including the potential risk of business failure.

USE OF ESTIMATES

We prepare our consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting periods. Significant estimates made by management include, among others, realization of long-lived assets, valuation of derivative liabilities, estimating fair value associated with debt and equity transactions and valuation of deferred tax assets. Actual results, whether in the near, medium or long term future, could differ from those estimates.

CASH AND CASH EQUIVALENTS

Accounting standards define “cash and cash equivalents” as any short-term, highly liquid investment that is both readily convertible to known amounts of cash and so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. For the purpose of financial statement presentation, we consider all highly liquid investment instruments with original maturities of three months or less when purchased, or any investment redeemable without penalty or loss of interest to be cash equivalents. As of March 31, 2017 and 2016, we had no assets that were classified as cash equivalents.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amount of our cash, accounts receivable, accounts payable, and other current liabilities approximates their estimated fair values due to the short-term maturities of those financial instruments. The carrying amount of the notes payable approximates their fair value due to the short maturity of the notes and since the interest rates approximate current market interest rates for similar instruments.

Management has concluded that it is not practical to determine the estimated fair value of amounts due to related parties because the transactions cannot be assumed to have been consummated at arm's length, the terms are not deemed to be market terms, there are no quoted values available for these instruments, and an independent valuation would not be practicable due to the lack of data regarding similar instruments, if any, and the associated potential costs.

We follow Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) FASB ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”) in connection with financial assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition.

ASC 820 requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The hierarchy noted above requires us to minimize the use of unobservable inputs and to use observable market data, if available, when determining fair value.

We do not have any assets or liabilities that are measured at fair value on a recurring basis and, during the years ended March 31, 2017 and 2016, and did not have any assets or liabilities that were measured at fair value on a nonrecurring basis.

CONCENTRATIONS OF CREDIT RISKS

Cash is maintained at one financial institution in checking accounts and related cash management accounts. Accounts at this institution are secured by the Federal Deposit Insurance Corporation up to $250,000. Our March 31, 2017 cash balances were approximately $1,308,000 over such insured amount. We do not believe that the Company is exposed to any significant risk with respect to its cash.

All of our accounts receivable at March 31, 2017 and 2016 and all of our revenue in the fiscal years ended March 31, 2017 and 2016 were directly from the U.S. Department of Defense or from a subcontract under Battelle, which is a prime contractor with the U.S. Department of Defense.

PROPERTY AND EQUIPMENT

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which range from two to five years. Repairs and maintenance are charged to expense as incurred while improvements are capitalized. Upon the sale or retirement of property and equipment, the accounts are relieved of the cost and the related accumulated depreciation with any gain or loss included in the consolidated statements of operations.

INCOME TAXES

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to the difference between the consolidated financial statements and their respective tax basis. Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts reported for income tax purposes, and (b) tax credit carryforwards. We record a valuation allowance for deferred tax assets when, based on our best estimate of taxable income (if any) in the foreseeable future, it is more likely than not that some portion of the deferred tax assets may not be realized.

LONG-LIVED ASSETS

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. If the cost basis of a long-lived asset is greater than the projected future undiscounted net cash flows from such asset, an impairment loss is recognized. We believe no impairment charges were necessary during the fiscal years ended March 31, 2017 and 2016.

LOSS PER SHARE

Basic loss per share is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during the period of computation. Diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if potential common shares had been issued, if such additional common shares were dilutive. Since we had net losses for all periods presented, basic and diluted loss per share are the same, and additional potential common shares have been excluded as their effect would be antidilutive.

As of March 31, 2017 and 2016, a total of 3,908,292 and 2,710,107 potential common shares, consisting of shares underlying outstanding stock options, restricted stock units, warrants and convertible notes payable were excluded as their inclusion would be antidilutive.

SEGMENTS

Historically, we operated in one segment that was based on our development of therapeutic devices. However, in the December 2013 quarter, we initiated the operations of ESI to develop diagnostic tests. As a result, we now operate in two segments, Aethlon for therapeutic applications and ESI for diagnostic applications (See Note 10).

We record discrete financial information for ESI and our chief operating decision maker reviews ESI’s operating results in order to make decisions about resources to be allocated to the ESI segment and to assess its performance.

DEFERRED FINANCING COSTS

Costs related to the issuance of debt are capitalized as a deduction to our convertible notes based on the new accounting standard on imputation of interest, and amortized to interest expense over the life of the related debt using the effective interest method. We recorded amortization expense related to our deferred financing costs of $27,641 and $144,683 during the fiscal years ended March 31, 2017 and 2016, respectively.

REVENUE RECOGNITION

DARPA Contract -- We entered into a government contract with DARPA and have recognized revenue of $387,438 and $863,011 under that contract during the fiscal years ended March 31, 2017 and 2016, respectively. We adopted the Milestone method of revenue recognition for the DARPA contract under ASC 605-28 “Revenue Recognition – Milestone Method” (“ASC 605-28”) and we believe we meet the requirements under ASC 605-28 for reporting contract revenue under the Milestone Method for the fiscal years ended March 31, 2017 and 2016.

We identify the deliverables included within the contract and evaluate which deliverables represent separate units of accounting based on if certain criteria are met, including whether the delivered element has standalone value to the collaborator. The consideration received is allocated among the separate units of accounting, and the applicable revenue recognition criteria are applied to each of the separate units.

A milestone is an event having all of the following characteristics:

(1) There is substantive uncertainty at the date the arrangement is entered into that the event will be achieved. A vendor’s assessment that it expects to achieve a milestone does not necessarily mean that there is not substantive uncertainty associated with achieving the milestone.

(2) The event can only be achieved based in whole or in part on either: (a) the vendor’s performance; or (b) a specific outcome resulting from the vendor’s performance.

(3) If achieved, the event would result in additional payments being due to the vendor.

A milestone does not include events for which the occurrence is either: (a) contingent solely upon the passage of time; or (b) the result of a counterparty’s performance.

The policy for recognizing deliverable consideration contingent upon achievement of a milestone must be applied consistently to similar deliverables.

The assessment of whether a milestone is substantive is performed at the inception of the arrangement. The consideration earned from the achievement of a milestone must meet all of the following for the milestone to be considered substantive:

(1) The consideration is commensurate with either: (a) the vendor’s performance to achieve the milestone; or (b) the enhancement of the value of the delivered item or items as a result of a specific outcome resulting from the vendor’s performance to achieve the milestone;

(2) The consideration relates solely to past performance; and

(3) The consideration is reasonable relative to all of the deliverables and payment terms (including other potential milestone consideration) within the arrangement.

A milestone is not considered substantive if any portion of the associated milestone consideration relates to the remaining deliverables in the unit of accounting (i.e., it does not relate solely to past performance). To recognize the milestone consideration in its entirety as revenue in the period in which the milestone is achieved, the milestone must be substantive in its entirety. Milestone consideration cannot be bifurcated into substantive and nonsubstantive components. In addition, if a portion of the consideration earned from achieving a milestone may be refunded or adjusted based on future performance, the related milestone is not considered substantive.

Battelle Subcontract -- We entered into a subcontract agreement with Battelle Memorial Institute (“Battelle”) in March 2013. Battelle was chosen by DARPA to be the prime contractor on the systems integration portion of the original DARPA contract and we are one of several subcontractors on that systems integration project. The Battelle subcontract is cost-reimbursable under a time and materials basis. We began generating revenues under the subcontract during the three months ended September 30, 2013 and for the fiscal years ended March 31, 2017 and 2016, we recorded revenue of $4,635 and $23,561, respectively, under the Battelle subcontract.

Our revenue under this contract was a function of cost reimbursement plus an overhead mark-up for hours devoted to the project by specific employees (with specific hourly rates for those employees). Battelle engaged us as needed. Each payment required approval by the program manager at Battelle.

STOCK-BASED COMPENSATION

Employee stock options and rights to purchase shares under stock participation plans are accounted for under the fair value method. Accordingly, share-based compensation is measured when all granting activities have been completed, generally the grant date, based on the fair value of the award. The exercise price of options is generally equal to the market price of the Company's common stock (defined as the closing price as quoted on the Nasdaq Capital Market or OTCBB on the date of grant). Compensation cost recognized by the Company includes (a) compensation cost for all equity incentive awards granted prior to April 1, 2006, but not yet vested, based on the grant-date fair value estimated in accordance with the original provisions of the then current accounting standards, and (b) compensation cost for all equity incentive awards granted subsequent to March 31, 2006, based on the grant-date fair value estimated in accordance with the provisions of subsequent accounting standards. We use a Binomial Lattice option pricing model for estimating fair value of options granted (see Note 5).

The following table summarizes share-based compensation expenses relating to shares and options granted and the effect on loss per common share during the years ended March 31, 2017 and 2016:

	Fiscal Years Ended
	March 31, 2017	March 31, 2016
Vesting of Stock Options and Restricted Stock Units	$2,186,309	$202,844
Total Stock-Based Compensation Expense	$2,186,309	$202,844

Weighted average number of common shares outstanding – basic and diluted	7,764,237	7,393,695

Basic and diluted loss per common share	$(0.28)	$(0.03)

We account for transactions involving services provided by third parties where we issue equity instruments as part of the total consideration using the fair value of the consideration received (i.e. the value of the goods or services) or the fair value of the equity instruments issued, whichever is more reliably measurable. In transactions, when the value of the goods and/or services are not readily determinable and (1) the fair value of the equity instruments is more reliably measurable and (2) the counterparty receives equity instruments in full or partial settlement of the transactions, we use the following methodology:

a) For transactions where goods have already been delivered or services rendered, the equity instruments are issued on or about the date the performance is complete (and valued on the date of issuance).

b) For transactions where the instruments are issued on a fully vested, non-forfeitable basis, the equity instruments are valued on or about the date of the contract.

c) For any transactions not meeting the criteria in (a) or (b) above, we re-measure the consideration at each reporting date based on its then current stock value.

We review share-based compensation on a quarterly basis for changes to the estimate of expected award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate for all expense amortization after March 31, 2007 is recognized in the period the forfeiture estimate is changed. The effect of forfeiture adjustments for the fiscal year ended March 31, 2017 was insignificant.

PATENTS

Patents include both foreign and domestic patents. We capitalize the cost of patents, some of which were acquired, and amortize such costs over the shorter of the remaining legal life or their estimated economic life, upon issuance of the patent. The unamortized costs of patents are subject to our review for impairment under our long-lived asset policy above.

STOCK PURCHASE WARRANTS

We grant warrants in connection with the issuance of convertible notes payable and the issuance of common stock for cash. When such warrants are classified as equity and issued in connection with debt, we measure the relative estimated fair value of such warrants and record it as a discount from the face amount of the convertible notes payable. Such discounts are amortized to interest expense over the term of the notes using the effective interest method. Warrants issued in connection with common stock for cash, if classified as equity, are considered issued in connection with equity transactions and the warrant fair value is recorded to additional paid-in-capital.

DERIVATIVE INSTRUMENTS

We evaluate free-standing derivative instruments (or embedded derivatives) to properly classify such instruments within equity or as liabilities in our financial statements. Our policy is to settle instruments indexed to our common shares on a first-in-first-out basis.

The classification of a derivative instrument is reassessed at each reporting date. If the classification changes as a result of events during a reporting period, the instrument is reclassified as of the date of the event that caused the reclassification. There is no limit on the number of times a contract may be reclassified.

Instruments classified as derivative liabilities are remeasured each reporting period (or upon reclassification) and the change in fair value is recorded on our consolidated statement of operations in other (income) expense. We had no derivative liabilities at either March 31, 2017 or March 31, 2016.

BENEFICIAL CONVERSION FEATURE OF CONVERTIBLE NOTES PAYABLE

The convertible feature of certain notes payable provides for a rate of conversion that is below market value. Such feature is normally characterized as a "Beneficial Conversion Feature" ("BCF"). We measure the estimated fair value of the BCF in circumstances in which the conversion feature is not required to be separated from the host instrument and accounted for separately, and record that value in the consolidated financial statements as a discount from the face amount of the notes. Such discounts are amortized to interest expense over the term of the notes.

RESEARCH AND DEVELOPMENT EXPENSES

Our research and development costs are expensed as incurred. We incurred approximately $673,000 and $782,000 of research and development expenses for the years ended March 31, 2017 and 2016, respectively, which are included in various operating expenses in the accompanying consolidated statements of operations.

OFF-BALANCE SHEET ARRANGEMENTS

We have not entered into any off-balance sheet arrangements that have or are reasonably likely to have a current or future material effect on our consolidated financial statements.

SIGNIFICANT RECENT ACCOUNTING PRONOUNCEMENTS

During the fiscal year ended March 31, 2017, we adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2015-03, the new accounting standard on imputation of interest, simplifying the presentation of debt issuance costs. As a result of the adoption of that pronouncement, our deferred financing costs at March 31, 2016 were reclassified from current assets to an offset against our convertible notes. We did not have any unamortized deferred financing costs at March 31, 2017.

During the fiscal year ended March 31, 2017, we also adopted FASB ASU 2015-01, the new accounting standard on income statement - extraordinary and unusual items (Subtopic 225-20): simplifying income statement presentation by eliminating the concept of extraordinary items and FASB ASU 2014-15, the new accounting standard on the presentation of financial statements - going concern (Subtopic 205-40): disclosure of uncertainties about an entity's ability to continue as a going concern.

The adoption of FASB ASU 2015-01 did not have a material impact on our consolidated financial statements for the fiscal years ended March 31, 2016 and 2017 as we did not have any extraordinary or unusual items in those fiscal years and we believe this accounting pronouncement will not have a significant impact on the our consolidated financial statements in the future.

The adoption of FASB ASU 2014-15 did not have a material impact on our consolidated financial statements for the fiscal years ended March 31, 2016 and 2017 as our management had determined that a going concern qualification for both of those years was appropriate. We have evaluated the new going concern considerations in this ASU and have determined that it is appropriate to provide additional disclosure to our consolidated financial statements (see Note 1).

Management is evaluating significant recent accounting pronouncements that are not yet effective for us, including the new accounting standard on improvements to employee share based payment accounting, ASU 2016-09 (Topic 718), the new accounting standard related to leases, ASU 2016-02 (Topic 842), the new accounting standard for recognition and measurement of financial assets and financial liabilities, and the new accounting standard on revenue recognition, ASU 2014-09 (Topic 606), and have not yet concluded whether any such pronouncements will have a significant effect on our future consolidated financial statements.